SHAREHOLDERS' EQUITY (Details)			2 Months Ended	4 Months Ended	12 Months Ended
	Feb. 14, 2022 USD ($)	Nov. 19, 2019 USD ($)	Feb. 14, 2022 USD ($) shares	May 11, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 29, 2021 USD ($)	Oct. 16, 2020 USD ($)	Mar. 29, 2019 USD ($)	Jun. 16, 2017 $ / shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares			360,000,000	360,000,000	360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares			183,694,196	183,694,196	151,446,112
Balance at beginning of period, outstanding (in shares) | shares			183,694,196	183,694,196	151,446,112
Balance at end of period, issued (in shares) | shares					183,694,196	151,446,112
Balance at end of period, outstanding (in shares) | shares					183,694,196	151,446,112
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 80,051,000	$ 20,670,000	$ 17,922,000
Common Stock [Abstract]
Proceeds from Issuance of common stock					80,051,000	20,713,000	17,922,000
Additional Paid in Capital [Abstract]
Reduction of share premium		$ (103,400,000)					0
Share premium fund					118,200,000	38,500,000
Contributed Surplus Account [Abstract]
Reduction of contributed surplus							$ (308,800,000)
Dividend paid					9,700,000	67,200,000
Dividend charged to contribution surplus account						27,700,000
Contribution to surplus account					$ 529,800,000	$ 539,500,000
Shareholders' Rights Plan [Abstract]
Common share, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
40 Million 2019, ATM Program [Member]
Common Stock [Abstract]
Gross amount after deducting sales commissions and other fees and expenses						$ 40,000,000.0
Net amount after deducting sales commissions and other fees and expenses						$ 38,600,000
Common shares issued and sold (in shares) | shares						9,476,446
40 Million 2019, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock										$ 40,000,000
60 Million 2020, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock					$ 60,000,000.0
Net amount at-the-market offering of common stock					58,500,000
60 Million 2020, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock									$ 60,000,000
60 Million 2021, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock					22,300,000
Net amount at-the-market offering of common stock					$ 21,700,000
Common shares issued (in shares) | shares					10,222,105
60 Million 2021, ATM Program [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock			$ 16,900,000
At-the-market offering, gross amount utilized	$ 39,200,000
Net amount at-the-market offering of common stock			$ 16,500,000
Common shares issued (in shares) | shares			10,764,990
60 Million 2021, ATM Program [Member] | Maximum [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares					10,222,105
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 102,000
Common Stock [Abstract]
At-the-market offering of common Stock								$ 60,000,000
60 Million 2022, ATM Program [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				$ 16,800,000
Net amount at-the-market offering of common stock				$ 16,300,000
Common shares issued (in shares) | shares				7,213,676
Remaining available proceeds from offering				$ 43,200,000
Share price (in dollars per share) | $ / shares				$ 2.70
Remaining balance available, fully utilizing the new shares issued (in shares) | shares				16,012,750
60 Million 2022, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000		$ 60,000,000
Shareholders' Rights Agreement [Member]
Shareholders' Rights Plan [Abstract]
Preferred share purchase right											0.001
Common share, par value (in dollars per share) | $ / shares											$ 0.01
Shareholders rights, exercise price (in dollars per share) | $ / shares											$ 30.00
Percentage of common share ownership											15.00%
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares			360,000,000	360,000,000	360,000,000	360,000,000	360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares			183,694,196	183,694,196	151,446,112	147,230,634	141,969,666
Balance at beginning of period, outstanding (in shares) | shares			183,694,196	183,694,196	151,446,112	147,230,634	141,969,666
At-the-Market Offering (in shares) | shares					32,248,084	4,215,478	5,260,968
Balance at end of period, issued (in shares) | shares					183,694,196	151,446,112	147,230,634
Balance at end of period, outstanding (in shares) | shares					183,694,196	151,446,112	147,230,634
Common Stock [Roll forward]
Balance at beginning of period			$ 1,836,000	$ 1,836,000	$ 1,514,000	$ 1,472,000	$ 1,420,000
At-the-Market Offering, Value					322,000	42,000	52,000
Balance at end of period					$ 1,836,000	$ 1,514,000	1,472,000
Additional Paid in Capital [Abstract]
Reduction of share premium							$ 0
Common Stock [Member] | 40 Million 2019, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares							5,260,968
Common Stock [Roll forward]
At-the-Market Offering, Value							$ 52,000
Common Stock [Abstract]
At-the-market offering of common Stock							$ 40,000,000
Common Stock [Member] | 40 Million 2020, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares						4,215,478
Common Stock [Roll forward]
At-the-Market Offering, Value						$ 42,000
Common Stock [Abstract]
At-the-market offering of common Stock						$ 40,000,000
Common Stock [Member] | 60 Million 2020, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares					22,025,979
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 220,000
Common Stock [Abstract]
At-the-market offering of common Stock					60,000,000
Common Stock [Member] | 60 Million 2021, ATM Program [Member]
Common Stock [Abstract]
At-the-market offering of common Stock					$ 60,000,000